Leases	12 Months Ended
Dec. 31, 2021
Disclosure of maturity analysis of operating lease payments [abstract]
Leases

8Leases

Amount
$

Balance – January 1, 2020 (recast – note 2)	1,005

Additions	116

Repayment of lease obligation	(188)

Accreted interest	108

Currency translation adjustment	21

Balance – December 31, 2020 (recast – note 2)	1,062

Additions and valuation adjustments	701

Repayment of lease obligation	(260)

Accreted interest	146

Currency translation adjustment	3

Balance – December 31, 2021	1,652

Less: Current portion	(265)

Non-current portion	1,387

The Corporation recognizes a right-of-use asset and lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the liability, discounted at an incremental borrowing rate of 11%, adjusted for any payments made before the commencement date, plus any initial direct costs, less any lease incentives received. During the year ended December 31, 2021, the Corporation recognized $719 (2020 - $131) in right-of-use assets in property and equipment on the statements of financial position and recognized $16 in expenses related to low-value and short-term leases (2020 - $15) and $146 (2020 - $127) related to variable lease payments not included in measurement of lease liabilities on the consolidated statements of loss and comprehensive loss.

On July 26, 2021 the Corporation signed a lease for 3 years for corporate office space in Camrbridge, Massachusetts and recognised a right of use asset of $711 and an associated lease obligation of $693.